Accounts and Other Receivables (Tables)	9 Months Ended
Sep. 30, 2017
Receivables [Abstract]
Schedule of Accounts and Other Receivables
As of September 30, 2017 and December 31, 2016, accounts and other receivables consisted of the following (in millions):

	September 30,	December 31,
	2017	2016
SPL trade receivable	$154	$88
Other accounts receivable	18	2
Total accounts and other receivables	$172	$90